Income Taxes (Reconciliation Of The Difference Between The Provision For Income Taxes And The Expected Tax Provision At The Weighted Average Tax Rate) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Examination [Line Items]
Income tax provision at expected rate	$ 26.0	$ 42.6	$ 37.5
Tax-exempt interest	(5.8)	(6.1)	(7.3)
Dividends received deduction	(1.6)	(1.4)	(1.4)
Valuation allowance change	0.8	(1.0)	(1.0)
Other permanent adjustments, net	0.3	0.9	0.7
Adjustment for prior year tax return	1.6	1.2	0
United States state tax benefit	(0.3)	0	(3.5)
Foreign tax credits	0	0	(0.7)
Other foreign adjustments	0.1	0.2	0.2
Prior year foreign taxes recovered	(0.6)	(0.7)	0
Rate adjustment on loss carrybacks	(0.4)	0	0
Deferred tax rate reduction	(0.4)	(0.1)	0
Foreign exchange adjustments	0.3	(0.4)	(0.6)
Income tax (Benefit) provision	20.0	35.2	23.9
Foreign Country [Member]
Income Tax Examination [Line Items]
Income tax (Benefit) provision	(8.0)	(2.2)	5.9
United States Federal [Member]
Income Tax Examination [Line Items]
Income tax (Benefit) provision	28.5	37.3	23.3
United States State [Member]
Income Tax Examination [Line Items]
Income tax (Benefit) provision	$ (0.5)	$ 0.1	$ (5.3)